UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

New Investment Structure of VIP Portfolios

Fidelity has recently changed the way VIP Investment Grade Bond Portfolio invests in investment-grade debt securities and certain other types of investments. Rather than investing directly in investment-grade debt securities, VIP Investment Grade Bond Portfolio will now gain exposure to the investment-grade sector through its investment in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

VIPIGB-BUCK-0806 439707.1.0 June 30, 2006
1.834097.100

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Investment Portfolio Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Investment Portfolio.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to Shareholders:

On June 23, 2006, shortly before the end of the Fund's June 30 semiannual period, Fidelity changed its investment approach for managing VIP Investment Grade Bond Portfolio. The change does not impact the Fund's investment objective or risk profile but only the mechanics of how we manage the Fund's investment portfolio. Rather than invest directly in investment-grade debt securities, the Fund will gain exposure to the investment-grade market sector by investing in Central Funds that are available only to other Fidelity mutual funds and accounts. Central Funds allow us to manage investments in the same or similar securities by multiple Fidelity funds in a single pooled vehicle.

In converting to a Central Fund structure on June 23, the Fund transferred nearly all - about 98% - of its assets into Fidelity VIP Investment Grade Central Investment Portfolio, which like your Fund is managed by Ford O'Neil. The remaining assets continue to be invested in Fidelity® Specialized High Income Central Investment Portfolio and short-term repurchase agreements.

The new approach changes the way this semiannual report presents the Fund's holdings and financial information. The highlights are as follows:

* The Investment Changes page should continue to look the same as in previous reports because we are doing a complete "look-through," which means the securities held directly by the Fund as well as the securities and other investments held indirectly through investment in the underlying Fidelity Central Funds (Fidelity VIP Investment Grade Central Investment Portfolio and Fidelity Specialized High Income Central Investment Portfolio) are reflected in the information provided.

* The Investments section will continue to reflect direct investments of the Fund but these will now include only the two Central Funds and repurchase agreements. The individual securities and other investments, such as swap agreements, previously held by the Fund, were transferred to the Fidelity VIP Investment Grade Central Investment Portfolio, so they are no longer directly held. However, we are attaching the financial statements of the largest Central Fund holding - that of the Fidelity VIP Investment Grade Central Investment Portfolio - to this semiannual report so that shareholders can see the individual holdings and related financial information. For similar details on the Fund's small stake in Fidelity Specialized High Income Central Investment Portfolio, information on underlying holdings will continue to be available upon request or at advisor.fidelity.com.

* The Statement of Operations, within the Financial Statements, will continue to show the income, expenses, realized and unrealized gains and/or losses of VIP Investment Grade Bond Portfolio. The Financial Highlights, within the Financial Statements, and the Shareholder Expense Example also will continue to provide information for VIP Investment Grade Bond Portfolio as well as include information regarding expenses for the underlying Central Funds. VIP Investment Grade Bond Portfolio, as an investing fund in the Central Funds, indirectly bears a share of the Central Fund expenses, and this information is being provided in the expense example and Financial Highlights in a footnote reference to illustrate these impacts.

Semiannual Report

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are provided in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 993.60	$ 2.17
Hypothetical A	$ 1,000.00	$ 1,022.61	$ 2.21
Service Class
Actual	$ 1,000.00	$ 993.60	$ 2.67
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71
Service Class 2
Actual	$ 1,000.00	$ 993.30	$ 3.46
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51
Investor Class
Actual	$ 1,000.00	$ 993.40	$ 2.37
Hypothetical A	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.44%
Service Class	.54%
Service Class 2.70%
Investor Class	.48%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from .0012% for Fidelity VIP Investment Grade Central Investment Portfolio to .0403% for Fidelity Specialized High Income Central Investment Portfolio.

Semiannual Report

VIP Investment Grade Bond Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Investment Portfolio and the other Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
U.S. Government and U.S. Government Agency Obligations 58.9%	U.S. Government and U.S. Government Agency Obligations 60.0%
AAA 8.2%	AAA 9.9%
AA 4.0%	AA 3.7%
A 6.0%	A 7.7%
BBB 14.2%	BBB 13.5%
BB and Below 3.0%	BB and Below 2.7%
Not Rated 0.7%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of June 30, 2006
6 months ago
Years	6.5	6.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2006
6 months ago
Years	4.5	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Corporate Bonds 20.4%		Corporate Bonds 19.5%
	U.S. Government and U.S. Government Agency Obligations 58.9%		U.S. Government and U.S. Government Agency Obligations 60.0%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 7.3%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 9.7%
	Other Investments 0.9%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	6.2%	** Foreign investments	5.1%
* Futures and Swaps	17.4%	** Futures and Swaps	16.7%

Fidelity VIP Investment Grade Central Investment Portfolio's holdings and financial statements are included at the end of this report.
For an unaudited list of holdings of the other Fidelity Central Fund, visit advisor.fidelity.com.

Semiannual Report

VIP Investment Grade Bond Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.8%
	Shares	Value (Note 1)
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.7%
Fidelity VIP Investment Grade Central Investment Portfolio (a)	17,086,362	$ 1,718,546,312
HIGH YIELD FIXED-INCOME FUNDS - 1.1%
Fidelity Specialized High Income Central Investment Portfolio (b)	200,090	19,380,717
TOTAL FIXED-INCOME FUNDS (Cost $1,790,830,456)		1,737,927,029
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06 (Cost $18,621,000)	$ 18,629,223	18,621,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,809,451,456)	1,756,548,029
NET OTHER ASSETS - 0.1%	1,552,933
NET ASSETS - 100%	$ 1,758,100,962
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Investment Portfolio's investments and financial statements are included at the end of this report as an attachment.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for Fidelity Specialized High Income Central Investment Portfolio, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Fidelity Specialized High Income Central Investment Portfolio's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 657,557
Fidelity Ultra-Short Central Fund	5,622,690
Fidelity VIP Investment Grade Central Investment Portfolio	1,641,937
Total	$ 7,922,184

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 19,830,920	$ -	$ -	$ 19,380,717	9.5%
Fidelity Ultra-Short Central Fund	239,885,774	-	239,875,236	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	1,708,732,662*	-	1,718,546,312	64.9%
Total	$ 259,716,694	$ 1,708,732,662	$ 239,875,236	$ 1,737,927,029
* $1,586,248,322 represents the value of shares received through in-kind contributions.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $18,621,000) - See accompanying schedule: Unaffiliated issuers (cost $18,621,000)	$ 18,621,000
Fidelity Central Funds (cost $1,790,830,456)	1,737,927,029
Total Investments (cost $1,809,451,456)		$ 1,756,548,029
Cash		853
Receivable for investments sold		289,324
Receivable for fund shares sold		1,161,711
Interest receivable		2,472,178
Prepaid expenses		3,271
Total assets		1,760,475,366

Liabilities
Payable for fund shares redeemed	$ 1,571,664
Distributions payable	7,225
Accrued management fee	466,690
Distribution fees payable	82,942
Other affiliated payables	150,944
Other payables and accrued expenses	94,939
Total liabilities		2,374,404

Net Assets		$ 1,758,100,962
Net Assets consist of:
Paid in capital		$ 1,781,175,382
Undistributed net investment income		40,136,470
Accumulated undistributed net realized gain (loss) on investments		(10,307,463)
Net unrealized appreciation (depreciation) on investments		(52,903,427)
Net Assets		$ 1,758,100,962

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,174,633,498 ÷ 96,644,342 shares)	$ 12.15

Service Class: Net Asset Value, offering price and redemption price per share ($101,576,020 ÷ 8,407,356 shares)	$ 12.08

Service Class 2: Net Asset Value, offering price and redemption price per share ($368,192,106 ÷ 30,739,751 shares)	$ 11.98

Investor Class: Net Asset Value, offering price and redemption price per share ($113,699,338 ÷ 9,370,945 shares)	$ 12.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 36,019,159
Income from Fidelity Central Funds		7,922,184
Total income		43,941,343

Expenses
Management fee	$ 2,743,848
Transfer agent fees	602,935
Distribution fees	445,304
Accounting and security lending fees	304,041
Independent trustees' compensation	3,254
Custodian fees and expenses	50,122
Registration fees	2,635
Audit	28,107
Legal	835
Miscellaneous	58,803
Total expenses before reductions	4,239,884
Expense reductions	(4,595)	4,235,289
Net investment income		39,706,054
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,471,306)
Fidelity Central Funds	122,728
Swap agreements	(1,679,225)
Total net realized gain (loss)		(6,027,803)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	(54,001,118)
Fidelity Central Funds	9,230,181
Swap agreements	160,399
Delayed delivery commitments	166,349
Total change in net unrealized appreciation (depreciation)		(44,444,189)
Net gain (loss)		(50,471,992)
Net increase (decrease) in net assets resulting from operations		$ (10,765,938)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,706,054	$ 67,231,687
Net realized gain (loss)	(6,027,803)	1,396,471
Change in net unrealized appreciation (depreciation)	(44,444,189)	(34,203,111)
Net increase (decrease) in net assets resulting from operations	(10,765,938)	34,425,047
Distributions to shareholders from net investment income	(66,380,131)	(58,445,252)
Distributions to shareholders from net realized gain	(4,008,469)	(35,504,454)
Total distributions	(70,388,600)	(93,949,706)
Share transactions - net increase (decrease)	146,978,639	140,385,374
Total increase (decrease) in net assets	65,824,101	80,860,715

Net Assets
Beginning of period	1,692,276,861	1,611,416,146
End of period (including undistributed net investment income of $40,136,470 and undistributed net investment income of $67,307,813, respectively)	$ 1,758,100,962	$ 1,692,276,861

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment income C	.288	.523	.476	.467	.610	.685
Net realized and unrealized gain (loss)	(.367)	(.243)	.104	.213	.680	.335
Total from investment operations	(.079)	.280	.580	.680	1.290	1.020
Distributions from net investment income	(.501)	(.480)	(.570)	(.540)	(.510)	(.690)
Distributions from net realized gain	(.030)	(.290)	(.410)	(.190)	-	-
Total distributions	(.531)	(.770)	(.980)	(.730)	(.510)	(.690)
Net asset value, end of period	$ 12.15	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total Return B	(.64)%	2.19%	4.46%	5.20%	10.34%	8.46%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.49%	.56%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.44% A	.49%	.56%	.54%	.54%	.54%
Expenses net of all reductions	.44% A	.49%	.56%	.54%	.53%	.54%
Net investment income	4.72% A	4.12%	3.65%	3.48%	4.71%	5.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,174,633	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925
Portfolio turnover rate D	71% A	157%	170%	218%	192%	278%

A Annualized

B Total returns for periods of less than one year are not annualized, would have been lower had certain expenses not been reduced during the periods shown, and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the portfolio activity of the Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .00003% (unannualized) and .0417% (annualized) for Fidelity VIP Investment Grade Central Investment Portfolio and Fidelity Specialized High Income Central Investment Portfolio, respectively.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Income from Investment Operations
Net investment income C	.279	.511	.456	.448	.591	.674
Net realized and unrealized gain (loss)	(.357)	(.246)	.104	.212	.679	.326
Total from investment operations	(.078)	.265	.560	.660	1.270	1.000
Distributions from net investment income	(.492)	(.475)	(.580)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.030)	(.290)	(.410)	(.190)	-	-
Total distributions	(.522)	(.765)	(.990)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 12.08	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Total Return B	(.64)%	2.08%	4.32%	5.06%	10.20%	8.30%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.58%	.66%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.54% A	.58%	.66%	.64%	.64%	.64%
Expenses net of all reductions	.54% A	.58%	.66%	.64%	.64%	.64%
Net investment income	4.62% A	4.06%	3.54%	3.38%	4.60%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,576	$ 79,205	$ 50,143	$ 18,305	$ 975	$ 115
Portfolio turnover rate D	71% A	157%	170%	218%	192%	278%

A Annualized

B Total returns for periods of less than one year are not annualized, would have been lower had certain expenses not been reduced during the periods shown, and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the portfolio activity of the Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .00003% (unannualized) and .0417% (annualized) for Fidelity VIP Investment Grade Central Investment Portfolio and Fidelity Specialized High Income Central Investment Portfolio, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Income from Investment Operations
Net investment income C	.268	.488	.435	.427	.571	.643
Net realized and unrealized gain (loss)	(.350)	(.248)	.105	.213	.679	.327
Total from investment operations	(.082)	.240	.540	.640	1.250	.970
Distributions from net investment income	(.478)	(.460)	(.550)	(.520)	(.500)	(.690)
Distributions from net realized gain	(.030)	(.290)	(.410)	(.190)	-	-
Total distributions	(.508)	(.750)	(.960)	(.710)	(.500)	(.690)
Net asset value, end of period	$ 11.98	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Total Return B	(.67)%	1.89%	4.19%	4.94%	10.09%	8.08%
Ratios to Average Net Assets E
Expenses before reductions	.70% A	.73%	.81%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.70% A	.73%	.81%	.79%	.79%	.82%
Expenses net of all reductions	.70% A	.73%	.81%	.79%	.79%	.82%
Net investment income	4.47% A	3.90%	3.39%	3.23%	4.45%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,192	$ 285,528	$ 186,302	$ 115,411	$ 71,631	$ 18,225
Portfolio turnover rate D	71% A	157%	170%	218%	192%	278%

A Annualized

B Total returns for periods of less than one year are not annualized, would have been lower had certain expenses not been reduced during the periods shown, and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the portfolio activity of the Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .00003% (unannualized) and .0417% (annualized) for Fidelity VIP Investment Grade Central Investment Portfolio and Fidelity Specialized High Income Central Investment Portfolio, respectively.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.65
Income from Investment Operations
Net investment income C	.282	.242
Net realized and unrealized gain (loss)	(.364)	(.142)
Total from investment operations	(.082)	.100
Distributions from net investment income	(.508)	-
Distributions from net realized gain	(.030)	-
Total distributions	(.538)	-
Net asset value, end of period	$ 12.13	$ 12.75
Total Return B	(.66)%	.79%
Ratios to Average Net AssetsE
Expenses before reductions	.48% A	.49% A
Expenses net of fee waivers, if any	.48% A	.49% A
Expenses net of all reductions	.48% A	.49% A
Net investment income	4.68% A	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,699	$ 42,944
Portfolio turnover rate D	71% A	157%

A Annualized

B Total returns for periods of less than one year are not annualized, would have been lower had certain expenses not been reduced during the periods shown, and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the portfolio activity of the Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Fidelity Central Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds. Based on their most recent shareholder report date, the expenses were .00003% (unannualized) and .0417% (annualized) for Fidelity VIP Investment Grade Central Investment Portfolio and Fidelity Specialized High Income Central Investment Portfolio, respectively.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investment in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds.

On June 23, 2006, the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $1,586,248,322 (which included $62,111,318 of unrealized depreciation) for 15,862,483 shares (each then valued at $100.00 per share) of Fidelity VIP Investment Grade Central Investment Portfolio (VIP Investment Grade CIP), an affiliated investment company with the same investment objective as the Fund. Effective with this exchange, the Fund invests substantially all of its assets in VIP Investment Grade CIP which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade CIP's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment.

In addition to VIP Investment Grade CIP, the Fund may also invest in other Fidelity Central Funds including the Fidelity Specialized High Income Central Investment Portfolio (Specialized High Income CIP). A complete unaudited list of holdings for the Specialized High Income CIP, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of Specialized High Income CIP are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following table summarizes the Fund's investment in Fidelity Central Funds:

Central Fund	Investment Manager	Investment Objective	Investment Practices
VIP Investment Grade CIP	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements	Repurchase Agreements Delayed Delivery & When Issued Securities Restricted Securities Swap Agreements Mortgage Dollar Rolls
Specialized High Income CIP	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Repurchase Agreements Delayed Delivery & When Issued Securities Restricted Securities

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in open end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including shares of the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Fidelity Central Funds, if any, are recorded on the ex-dividend date, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, the expenses were .00003% (unannualized) and .0417% (annualized) for VIP Investment Grade CIP and Specialized High Income CIP, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,894,881
Unrealized depreciation	(608,202)
Net unrealized appreciation (depreciation)	$ 6,286,679
Cost for federal income tax purposes	$ 1,750,261,350

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

4. Operating Policies.

The following represents the Operating Policies of the Fund for the period ended June 30, 2006. Prior to the exchange of securities with VIP Investment Grade CIP, the Fund invested directly in repurchase agreements, swap agreements, mortgage dollar rolls and participated in the securities lending program. After the exchange, the Fund invested primarily in Fidelity Central Funds and repurchase agreements.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The Fund invested in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

VIP Investment Grade Bond Portfolio

4. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. At the end of the period, there were no open swap contracts directly held by the Fund.

Mortgage Dollar Rolls. To earn additional income, the Fund employed trading strategies which involved the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. At the end of the period, there were no open mortgage dollar roll transactions.

5. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fidelity Central Funds, other than short-term securities, U.S. government securities, and in-kind transactions aggregated $302,709,343 and $329,533,908, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 42,534
Service Class 2	402,770
$ 445,304

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays an asset-based transfer agent fee of .10% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 418,633
Service Class	29,071
Service Class 2	112,167
Investor Class	43,064
$ 602,935

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee was based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,647 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lent portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund received collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintained collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities was determined at the close of business of the Fund and any additional required collateral was delivered to the Fund on the next business day. If the borrower defaulted on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received was invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $14,122.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,595.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 49,399,358	$ 49,548,838
Service Class	3,145,302	2,004,690
Service Class 2	11,428,030	6,891,724
Investor Class	2,407,441	-
Total	$ 66,380,131	$ 58,445,252
From net realized gain
Initial Class	$ 2,957,677	$ 29,935,756
Service Class	191,787	1,223,916
Service Class 2	717,240	4,344,782
Investor Class	141,765	-
Total	$ 4,008,469	$ 35,504,454

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	5,054,751	9,751,566	$ 62,070,593	$ 123,954,380
Reinvestment of distributions	4,287,542	6,313,312	52,350,889	79,484,594
Shares redeemed	(13,379,201)	(19,145,427)	(164,682,403)	(242,534,635)
Net increase (decrease)	(4,036,908)	(3,080,549)	$ (50,260,921)	$ (39,095,661)
Service Class
Shares sold	2,481,583	3,811,638	$ 30,244,252	$ 48,166,490
Reinvestment of distributions	274,884	257,670	3,337,089	3,228,606
Shares redeemed	(593,729)	(1,627,866)	(7,277,229)	(20,466,743)
Net increase (decrease)	2,162,738	2,441,442	$ 26,304,112	$ 30,928,353
Service Class 2
Shares sold	9,019,310	10,206,644	$ 109,218,911	$ 127,817,135
Reinvestment of distributions	1,008,743	903,256	12,145,271	11,236,506
Shares redeemed	(1,995,957)	(2,644,156)	(24,243,785)	(33,109,195)
Net increase (decrease)	8,032,096	8,465,744	$ 97,120,397	$ 105,944,446
Investor Class
Shares sold	6,144,914	3,400,484	$ 75,585,959	$ 43,007,802
Reinvestment of distributions	208,558	-	2,542,317	-
Shares redeemed	(351,337)	(31,674)	(4,313,225)	(399,566)
Net increase (decrease)	6,002,135	3,368,810	$ 73,815,051	$ 42,608,236

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Investor Class), as well as the fund's relative investment performance for each class (except Investor Class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Service Class 2 and Initial Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). (Investor Class of the fund, which has no 12b-1 fee, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP Investment Grade Bond Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment Grade Central Investment
Portfolio as of June 30, 2006 which is a direct investment of VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 23, 2006 to June 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Fund. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Fund. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2006	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,006.80	$ - A, C
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .01 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0012%; multiplied by the average account value over the period, multiplied by 8/365 (to reflect the period June 23, 2006 to June 30, 2006).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0012%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C Amount represents less than $.01.

The fees and expenses of the underlying Fidelity Central Fund in which the Fund invests are not included in the Fund's annualized expense ratio.

Not Part of Financial Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2006
U.S. Government and U.S. Government Agency Obligations 60.3%
AAA 8.3%
AA 4.2%
A 6.2%
BBB 14.5%
BB and Below 2.0%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of June 30, 2006

Years	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2006

Years	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2006 *
Corporate Bonds 19.9%
U.S. Government and U.S. Government Agency Obligations 60.3%
Asset-Backed Securities 6.5%
CMOs and Other Mortgage Related Securities 8.6%
Other Investments 1.0%
Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	6.2%
* Futures and Swaps	17.8%

For an unaudited list of holdings for each Fidelity Central Fund, visit advisor.fidelity.com.

Not Part of Financial Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$ 7,200,000	$ 4,968,000
7.45% 7/16/31	2,220,000	1,603,950
		6,571,950
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	4,010,000	3,840,553
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	102,521
6.875% 5/1/12	290,000	299,707
7.625% 4/15/31	1,625,000	1,749,678
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,651,290
5.5% 3/15/11	2,675,000	2,627,160
6.45% 3/15/37	3,775,000	3,545,801
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,195,414
4.625% 6/1/13	3,475,000	3,119,056
Liberty Media Corp.:
5.7% 5/15/13	1,845,000	1,676,644
8.25% 2/1/30	4,050,000	3,876,409
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,002,942
News America, Inc. 6.2% 12/15/34	3,695,000	3,353,179
Time Warner Entertainment Co. LP 8.375% 7/15/33	6,300,000	7,127,329
Time Warner, Inc.:
6.625% 5/15/29	3,350,000	3,218,801
9.125% 1/15/13	402,000	459,700
Viacom, Inc. 5.75% 4/30/11 (a)	5,695,000	5,598,185
		44,603,816
Multiline Retail - 0.2%
The May Department Stores Co. 6.7% 7/15/34	4,045,000	3,950,056
TOTAL CONSUMER DISCRETIONARY		58,966,375
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,805,000	2,569,767
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	2,935,000	2,981,931
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	740,000	718,925

	Principal Amount	Value (Note 1)
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 505,000	$ 532,775
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,585,543
		3,118,318
TOTAL CONSUMER STAPLES		9,388,941
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,431,462
Oil, Gas & Consumable Fuels - 1.8%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,074,018
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,456,053
6.25% 2/15/13	855,000	863,235
6.75% 2/15/32	4,975,000	5,037,615
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,332,191
EnCana Holdings Finance Corp. 5.8% 5/1/14	640,000	625,845
Kerr-McGee Corp. 6.95% 7/1/24	1,000,000	1,000,000
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	1,045,000	953,998
5.8% 3/15/35	2,220,000	1,894,437
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	851,498
Nexen, Inc. 5.875% 3/10/35	4,105,000	3,623,988
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	650,000	598,650
5.75% 12/15/15	200,000	184,200
6.125% 8/15/08	6,850,000	6,836,300
6.625% 6/15/35 (a)	5,950,000	5,384,750
7.375% 12/15/14	1,350,000	1,393,200
7.875% 2/1/09 (e)	4,480,000	4,648,000
Talisman Energy, Inc. 5.85% 2/1/37	2,045,000	1,803,522
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (a)	1,380,000	1,321,350
		47,882,850
TOTAL ENERGY		54,314,312
FINANCIALS - 7.6%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,612,342
5.7% 9/1/12	2,935,000	2,906,501
6.45% 5/1/36	3,000,000	2,874,060
6.6% 1/15/12	4,610,000	4,757,792
Lazard Group LLC 7.125% 5/15/15	4,210,000	4,254,841
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 7,275,000	$ 6,914,509
Morgan Stanley 6.6% 4/1/12	7,695,000	7,987,879
		33,307,924
Commercial Banks - 0.6%
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,479,565
Korea Development Bank 3.875% 3/2/09	5,775,000	5,498,799
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,416,377
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,076,532
Wachovia Corp. 4.875% 2/15/14	785,000	734,587
Woori Bank 6.125% 5/3/16 (a)(e)	2,335,000	2,301,796
		15,507,656
Consumer Finance - 0.6%
Capital One Bank 6.5% 6/13/13	275,000	281,210
Capital One Financial Corp. 4.8% 2/21/12	1,100,000	1,037,658
Ford Motor Credit Co. 7.875% 6/15/10	200,000	184,498
Household Finance Corp. 4.125% 11/16/09	2,880,000	2,741,086
Household International, Inc. 5.836% 2/15/08	5,225,000	5,238,110
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,252,948
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,529
MBNA Corp. 7.5% 3/15/12	1,860,000	2,011,982
		15,895,021
Diversified Financial Services - 1.4%
Alliance Capital Management LP 5.625% 8/15/06	2,625,000	2,625,139
Bank of America Corp. 7.4% 1/15/11	8,125,000	8,645,138
Citigroup, Inc. 5% 9/15/14	2,325,000	2,176,123
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	20,000	19,258
5.6% 6/1/11	127,000	126,185
5.75% 1/2/13	3,500,000	3,464,549
JPMorgan Chase Capital XVII 5.85% 8/1/35	12,475,000	11,025,168
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	3,375,000	3,094,747
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,757,261
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(e)	3,400,000	3,110,691
		37,044,259

	Principal Amount	Value (Note 1)
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 2,670,000	$ 2,518,801
Lincoln National Corp. 7% 5/17/66 (e)	5,510,000	5,467,264
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	790,000	745,742
7.125% 6/15/09	4,259,000	4,382,592
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,356,778
Symetra Financial Corp. 6.125% 4/1/16 (a)	2,320,000	2,246,312
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	3,834,796
		21,552,285
Real Estate Investment Trusts - 1.8%
Archstone-Smith Operating Trust 5.25% 5/1/15	4,875,000	4,582,875
Arden Realty LP:
5.25% 3/1/15	625,000	597,995
7% 11/15/07	5,000,000	5,091,600
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,281,632
Brandywine Operating Partnership LP 5.75% 4/1/12	1,770,000	1,732,464
BRE Properties, Inc. 5.95% 3/15/07	250,000	250,296
CarrAmerica Realty Corp.:
5.125% 9/1/11	10,465,000	10,496,280
5.5% 12/15/10	3,335,000	3,359,082
Colonial Properties Trust:
4.75% 2/1/10	615,000	588,789
5.5% 10/1/15	5,650,000	5,280,982
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	214,259
5% 5/3/10	2,435,000	2,359,483
5.25% 4/15/11	1,395,000	1,350,813
5.375% 10/15/12	1,240,000	1,191,635
HRPT Properties Trust 5.75% 11/1/15	670,000	638,336
Mack-Cali Realty LP 5.05% 4/15/10	305,000	293,977
Simon Property Group LP:
5.1% 6/15/15	3,210,000	2,966,721
5.625% 8/15/14	4,550,000	4,410,543
United Dominion Realty Trust 5.25% 1/15/15	445,000	414,483
Washington (REIT) 5.95% 6/15/11	1,100,000	1,094,982
		49,197,227
Real Estate Management & Development - 0.6%
EOP Operating LP:
4.65% 10/1/10	10,395,000	9,856,144
6.8% 1/15/09	150,000	153,173
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP: - continued
7% 7/15/11	$ 1,925,000	$ 1,999,813
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,638,167
Regency Centers LP 6.75% 1/15/12	2,035,000	2,106,911
		16,754,208
Thrifts & Mortgage Finance - 0.5%
Independence Community Bank Corp. 3.75% 4/1/14 (e)	3,820,000	3,612,230
Residential Capital Corp. 6.875% 6/30/15	3,875,000	3,871,082
Washington Mutual, Inc. 4.625% 4/1/14	5,300,000	4,788,105
		12,271,417
TOTAL FINANCIALS		201,529,997
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	2,975,000	2,898,123
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,320,066
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	3,928,050
7.45% 5/1/34 (a)	420,000	350,700
		7,598,816
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	313,445	316,641
6.978% 10/1/12	839,816	855,743
7.024% 4/15/11	2,180,000	2,239,950
7.858% 4/1/13	3,480,000	3,688,800
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,326,553	2,313,411
6.795% 2/2/20	4,151,572	3,943,993
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,288,388
7.57% 11/18/10	2,285,000	2,293,569
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,671,576	1,692,470
United Airlines pass thru Certificates:
6.071% 9/1/14	1,213,640	1,210,606

	Principal Amount	Value (Note 1)
6.201% 3/1/10	$ 514,677	$ 514,677
6.602% 9/1/13	1,544,695	1,550,194
		21,908,442
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,860,000	3,907,293
TOTAL INDUSTRIALS		33,414,551
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	195,000	189,690
6.375% 8/3/15	4,830,000	4,611,013
		4,800,703
MATERIALS - 0.2%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,985,000	2,671,503
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,825,976
TOTAL MATERIALS		4,497,479
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,387,876
AT&T, Inc. 6.8% 5/15/36	11,550,000	11,448,083
British Telecommunications PLC 8.875% 12/15/30	4,750,000	5,837,779
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,348,493
Embarq Corp.:
7.082% 6/1/16	2,610,000	2,595,663
7.995% 6/1/36	4,122,000	4,143,035
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,082,946
6.45% 6/15/34	3,620,000	3,441,034
Sprint Capital Corp.:
6.875% 11/15/28	4,455,000	4,487,998
8.375% 3/15/12	2,635,000	2,911,406
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,790,514
6.375% 11/15/33	6,500,000	5,877,008
Telefonica Emisiones SAU 7.045% 6/20/36	9,110,000	9,116,377
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp. 7.75% 12/1/30	$ 5,043,000	$ 5,439,118
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,109,556
		64,016,886
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	1,755,000	1,664,468
6.375% 3/1/35	5,155,000	4,480,829
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,530,000	1,647,997
Nextel Communications, Inc. 5.95% 3/15/14	1,555,000	1,516,125
Vodafone Group PLC 5% 12/16/13	1,890,000	1,746,859
		11,056,278
TOTAL TELECOMMUNICATION SERVICES		75,073,164
UTILITIES - 2.5%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,497,807
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,633,962
6.75% 5/1/11	2,230,000	2,304,493
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,032,216
Monongahela Power Co. 5% 10/1/06	2,260,000	2,254,678
Nevada Power Co. 6.5% 5/15/18 (a)	2,130,000	2,078,880
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	76,882
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,873,076
6.2% 5/15/16	2,715,000	2,691,295
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,911,384
7.1% 3/1/11	6,980,000	7,281,208
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,425,869
		41,061,750
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,461
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	5,525,000	5,759,227
TXU Corp. 5.55% 11/15/14	980,000	888,272
		6,647,499

	Principal Amount	Value (Note 1)
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	$ 3,540,000	$ 3,378,838
5.95% 6/15/35	5,065,000	4,541,163
6.25% 6/30/12	3,230,000	3,252,494
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	2,880,000	2,856,914
6.125% 4/1/36 (a)	3,860,000	3,608,251
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,731,300
		19,368,960
TOTAL UTILITIES		67,272,670
TOTAL NONCONVERTIBLE BONDS (Cost $529,532,335)		512,156,315
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
3.25% 1/15/08	11,565,000	11,189,242
3.25% 8/15/08	1,090,000	1,042,311
3.25% 2/15/09	3,286,000	3,111,773
3.375% 12/15/08	374,000	356,404
4.625% 5/1/13	20,450,000	19,188,133
4.75% 12/15/10	9,565,000	9,292,570
5.25% 8/1/12	10,000,000	9,770,630
5.5% 3/15/11	9,615,000	9,620,394
6.25% 2/1/11	3,890,000	3,984,064
Freddie Mac:
4% 6/12/13	17,620,000	16,045,688
4.25% 7/15/09	7,900,000	7,641,820
5.75% 1/15/12	6,410,000	6,485,407
5.875% 3/21/11	13,965,000	14,076,483
6.625% 9/15/09	3,475,000	3,593,810
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,244,280
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,530,000	2,513,945
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		120,156,954
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	23,605,926	22,268,820
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14 (c)	$ 109,127,841	$ 105,325,118
2.375% 4/15/11	13,707,239	13,652,540
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		141,246,478
U.S. Treasury Obligations - 16.4%
U.S. Treasury Bonds 6.25% 5/15/30	11,684,000	13,233,953
U.S. Treasury Notes:
3.375% 12/15/08	145,000,000	139,154,760
3.375% 10/15/09	20,000,000	18,959,380
4.25% 8/15/13	99,342,000	94,250,723
4.375% 12/15/10	59,935,000	58,216,544
4.75% 5/15/14	102,120,000	99,618,877
6.5% 2/15/10	9,820,000	10,259,985
TOTAL U.S. TREASURY OBLIGATIONS		433,694,222
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $716,313,197)		695,097,654
U.S. Government Agency - Mortgage Securities - 30.8%

Fannie Mae - 29.0%
3.732% 1/1/35 (e)	521,229	510,940
3.748% 12/1/34 (e)	363,462	354,666
3.757% 10/1/33 (e)	332,882	323,521
3.769% 12/1/34 (e)	66,024	64,843
3.791% 6/1/34 (e)	1,535,353	1,479,481
3.817% 6/1/33 (e)	270,164	264,034
3.833% 1/1/35 (e)	322,262	316,400
3.844% 1/1/35 (e)	933,288	915,546
3.852% 10/1/33 (e)	8,365,552	8,158,170
3.867% 1/1/35 (e)	548,250	538,474
3.898% 10/1/34 (e)	381,439	376,644
3.919% 12/1/34 (e)	331,811	325,922
3.95% 1/1/35 (e)	415,270	408,422
3.958% 12/1/34 (e)	2,097,729	2,061,501
3.96% 12/1/34 (e)	313,020	307,996
3.963% 5/1/33 (e)	102,198	100,055
3.979% 12/1/34 (e)	386,262	380,121
3.981% 5/1/34 (e)	112,079	111,663
3.997% 12/1/34 (e)	202,485	198,942
3.997% 1/1/35 (e)	269,797	265,365

	Principal Amount	Value (Note 1)
4% 8/1/18 to 6/1/19	$ 4,094,835	$ 3,791,228
4.009% 2/1/35 (e)	292,736	287,546
4.034% 10/1/18 (e)	298,038	291,291
4.034% 2/1/35 (e)	284,878	279,992
4.035% 12/1/34 (e)	554,830	546,231
4.046% 1/1/35 (e)	256,615	252,494
4.049% 1/1/35 (e)	169,624	166,706
4.065% 4/1/33 (e)	112,150	110,359
4.068% 1/1/35 (e)	557,205	548,228
4.079% 2/1/35 (e)	514,224	505,811
4.089% 2/1/35 (e)	215,038	211,623
4.09% 2/1/35 (e)	235,102	231,101
4.106% 1/1/35 (e)	585,106	575,539
4.109% 11/1/34 (e)	443,873	436,665
4.112% 2/1/35 (e)	1,001,378	986,037
4.115% 1/1/35 (e)	608,574	599,001
4.115% 2/1/35 (e)	703,418	691,846
4.129% 1/1/35 (e)	1,035,803	1,019,313
4.144% 1/1/35 (e)	872,556	863,263
4.148% 2/1/35 (e)	510,076	502,114
4.16% 1/1/35 (e)	1,034,922	1,020,692
4.172% 1/1/35 (e)	703,497	679,789
4.178% 10/1/34 (e)	853,360	843,537
4.178% 1/1/35 (e)	508,756	501,150
4.181% 11/1/34 (e)	145,351	144,066
4.199% 11/1/34 (e)	31,239	30,866
4.205% 1/1/35 (e)	316,859	312,356
4.216% 10/1/34 (e)	63,357	62,486
4.245% 10/1/34 (e)	55,377	54,717
4.25% 2/1/35 (e)	342,115	331,889
4.25% 2/1/35 (e)	189,893	187,394
4.274% 8/1/33 (e)	656,858	646,308
4.275% 3/1/35 (e)	332,700	327,331
4.287% 12/1/34 (e)	204,182	201,113
4.289% 7/1/34 (e)	244,749	243,077
4.294% 3/1/33 (e)	388,420	382,873
4.305% 5/1/35 (e)	437,602	431,086
4.306% 10/1/33 (e)	146,192	143,267
4.317% 3/1/33 (e)	185,931	179,911
4.33% 6/1/33 (e)	178,783	176,024
4.355% 4/1/35 (e)	199,999	196,905
4.356% 1/1/35 (e)	349,711	339,087
4.362% 2/1/34 (e)	752,612	737,033
4.395% 2/1/35 (e)	501,220	486,665
4.398% 5/1/35 (e)	961,030	946,663
4.416% 1/1/35 (e)	432,984	427,043
4.429% 10/1/34 (e)	1,588,124	1,580,295
4.439% 3/1/35 (e)	450,150	436,789
4.461% 8/1/34 (e)	1,014,950	993,656
4.469% 5/1/35 (e)	300,978	296,569
4.487% 1/1/35 (e)	472,096	467,059
4.493% 3/1/35 (e)	1,092,932	1,062,472
4.498% 8/1/34 (e)	2,015,707	2,010,768
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.5% 4/1/18 to 3/1/35	$ 111,008,019	$ 103,801,939
4.5% 7/13/36 (b)	15,000,000	13,587,450
4.513% 10/1/35 (e)	91,086	89,532
4.517% 3/1/35 (e)	1,049,223	1,020,484
4.525% 2/1/35 (e)	5,256,885	5,160,263
4.538% 2/1/35 (e)	2,117,850	2,093,918
4.538% 2/1/35 (e)	316,301	312,553
4.544% 7/1/35 (e)	1,201,691	1,184,507
4.547% 2/1/35 (e)	214,944	212,629
4.553% 9/1/34 (e)	1,199,721	1,196,446
4.556% 1/1/35 (e)	670,622	663,541
4.576% 7/1/35 (e)	1,246,036	1,228,280
4.581% 2/1/35 (e)	965,274	942,281
4.586% 8/1/34 (e)	414,261	411,668
4.587% 2/1/35 (e)	3,282,661	3,198,166
4.616% 11/1/34 (e)	1,036,228	1,013,390
4.633% 3/1/35 (e)	153,479	151,890
4.644% 1/1/33 (e)	217,624	215,544
4.667% 11/1/34 (e)	1,182,456	1,156,431
4.675% 3/1/35 (e)	2,602,844	2,576,555
4.684% 9/1/34 (e)	109,944	109,457
4.698% 10/1/32 (e)	67,932	67,616
4.7% 3/1/35 (e)	580,962	567,210
4.726% 7/1/34 (e)	965,910	947,780
4.73% 2/1/33 (e)	65,894	65,344
4.731% 10/1/34 (e)	1,247,695	1,223,065
4.732% 10/1/32 (e)	88,000	88,718
4.746% 1/1/35 (e)	53,295	52,852
4.778% 12/1/34 (e)	866,689	849,936
4.792% 12/1/32 (e)	463,244	461,095
4.798% 12/1/34 (e)	342,169	335,592
4.811% 6/1/35 (e)	1,568,684	1,551,460
4.813% 8/1/34 (e)	343,500	341,405
4.815% 5/1/33 (e)	31,708	31,470
4.825% 11/1/34 (e)	957,797	940,470
4.873% 10/1/34 (e)	3,780,274	3,713,931
4.988% 11/1/32 (e)	244,185	243,943
4.988% 12/1/32 (e)	33,723	33,535
4.998% 2/1/35 (e)	135,431	134,568
5% 10/1/17 to 7/1/36	203,200,867	192,449,831
5% 7/13/36 (b)	25,000,000	23,364,750
5.044% 7/1/34 (e)	180,290	178,139
5.064% 11/1/34 (e)	80,642	80,207
5.078% 9/1/34 (e)	3,095,582	3,057,878
5.097% 5/1/35 (e)	2,167,349	2,154,908
5.176% 5/1/35 (e)	3,261,252	3,220,160
5.182% 8/1/33 (e)	468,742	465,071
5.183% 5/1/35 (e)	1,226,565	1,211,270

	Principal Amount	Value (Note 1)
5.197% 6/1/35 (e)	$ 1,499,971	$ 1,493,296
5.213% 5/1/35 (e)	3,599,108	3,555,775
5.303% 7/1/35 (e)	189,979	189,215
5.5% 6/1/09 to 7/1/36	206,048,680	198,891,619
5.505% 2/1/36 (e)	6,164,250	6,112,101
5.636% 1/1/36 (e)	1,725,340	1,717,024
5.916% 1/1/36 (e)	1,233,274	1,229,599
6% 2/1/13 to 6/1/36	41,044,615	40,850,897
6% 7/13/36 (b)	25,000,000	24,597,500
6.5% 6/1/11 to 7/1/34	55,900,398	56,537,197
7% 3/1/15 to 8/1/32	4,775,107	4,909,200
7.5% 8/1/08 to 11/1/31	3,717,430	3,863,768
8% 1/1/30 to 6/1/30	132,426	140,676
8.5% 3/1/25 to 6/1/25	1,446	1,535
TOTAL FANNIE MAE		769,488,560
Freddie Mac - 1.0%
4% 2/1/20	4,262,447	3,933,514
4.048% 12/1/34 (e)	356,760	349,611
4.103% 12/1/34 (e)	520,683	510,472
4.139% 1/1/35 (e)	1,535,148	1,505,197
4.268% 3/1/35 (e)	436,727	428,626
4.285% 5/1/35 (e)	821,715	807,393
4.3% 12/1/34 (e)	512,193	494,783
4.344% 2/1/35 (e)	930,825	914,936
4.358% 3/1/35 (e)	773,782	747,907
4.381% 2/1/35 (e)	959,913	927,746
4.439% 2/1/34 (e)	466,022	454,982
4.443% 3/1/35 (e)	515,052	498,308
4.459% 6/1/35 (e)	637,064	625,380
4.465% 3/1/35 (e)	511,345	495,135
4.5% 5/1/19	46,519	43,991
4.548% 2/1/35 (e)	787,826	763,743
4.783% 10/1/32 (e)	61,381	60,737
4.86% 3/1/33 (e)	177,146	175,495
5.005% 4/1/35 (e)	2,462,949	2,438,517
5.14% 4/1/35 (e)	2,119,640	2,083,797
5.332% 6/1/35 (e)	1,504,999	1,488,023
5.43% 8/1/33 (e)	217,407	217,653
5.549% 4/1/32 (e)	84,269	84,854
5.567% 1/1/36 (e)	3,027,708	2,997,492
6% 5/1/33	4,355,718	4,308,415
7.5% 5/1/17 to 11/1/31	447,787	465,432
8% 7/1/17 to 5/1/27	51,296	53,889
8.5% 3/1/20 to 1/1/28	294,235	312,753
TOTAL FREDDIE MAC		28,188,781
Government National Mortgage Association - 0.8%
4.25% 7/20/34 (e)	707,298	695,720
6% 8/15/08 to 8/15/29	3,549,191	3,543,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
6.5% 6/15/08 to 9/15/32	$ 4,889,023	$ 4,973,267
7% 1/15/28 to 11/15/32	8,464,624	8,755,034
7.5% 12/15/06 to 10/15/28	1,839,621	1,922,192
8% 2/15/17 to 1/15/31	252,680	268,269
8.5% 12/15/16 to 11/15/30	102,406	108,441
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		20,266,007
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $840,414,162)		817,943,348
Asset-Backed Securities - 3.6%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8225% 2/25/34 (e)	950,000	952,388
Class M2, 6.4225% 2/25/34 (e)	1,075,000	1,083,897
Series 2005-SD1 Class A1, 5.7225% 11/25/50 (e)	573,605	574,421
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,166,493
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.88% 9/9/30 (a)(e)	451,970	458,749
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.6075% 1/6/10 (e)	1,000,863	1,002,346
Series 2006-1:
Class A3, 5.11% 10/6/10	97,000	96,089
Class B1, 5.2% 3/6/11	305,000	300,948
Class C1, 5.28% 11/6/11	1,850,000	1,822,830
Class E1, 6.62% 5/6/13 (a)	1,540,000	1,537,213
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7525% 4/25/34 (e)	535,000	534,988
Class M2, 5.8025% 4/25/34 (e)	425,000	424,990
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.4225% 1/25/32 (e)	223,880	225,561
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,266,609
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.9225% 4/25/34 (e)	1,730,000	1,731,986
Series 2006-W1 Class M10, 7.8225% 3/25/36 (e)	1,860,000	1,711,345

	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 5.8725% 4/25/34 (e)	$ 1,660,000	$ 1,674,449
Series 2004-HE3:
Class M1, 5.8625% 6/25/34 (e)	175,000	176,432
Class M2, 6.4425% 6/25/34 (e)	400,000	404,767
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	985,778
Class B, 5.26% 10/15/10	945,000	931,049
Class C, 5.55% 1/18/11	5,965,000	5,867,813
Class D, 7.16% 1/15/13 (a)	645,000	638,348
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,267,779
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 6.5225% 7/26/34 (e)	275,000	276,943
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	1,368,510	1,335,778
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,356,361
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	4,980,323
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,237,693
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,399,266
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8225% 5/25/34 (e)	3,145,000	3,157,700
Series 2004-3 Class M1, 5.8225% 6/25/34 (e)	625,000	628,194
Series 2004-4:
Class A, 5.6925% 8/25/34 (e)	135,071	135,228
Class M1, 5.8025% 7/25/34 (e)	550,000	553,371
Class M2, 5.8525% 6/25/34 (e)	620,000	623,335
Series 2005-1:
Class MV1, 5.7225% 7/25/35 (e)	1,275,000	1,279,331
Class MV2, 5.7625% 7/25/35 (e)	1,520,000	1,525,992
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	1,972,818
Class C, 5.074% 6/15/35 (a)	1,862,000	1,790,484
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	$ 840,000	$ 843,237
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8725% 3/25/34 (e)	175,000	175,472
Class M4, 6.2225% 3/25/34 (e)	125,000	125,762
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,314,833
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.8725% 1/25/34 (e)	2,000,000	2,009,401
Class M2, 6.4725% 1/25/34 (e)	2,300,000	2,315,138
Series 2005-A:
Class M1, 5.7525% 1/25/35 (e)	250,000	251,689
Class M2, 5.7825% 1/25/35 (e)	350,000	351,859
Class M3, 5.8125% 1/25/35 (e)	200,000	201,389
Class M4, 6.0025% 1/25/35 (e)	150,000	151,575
GSAMP Trust Series 2004-FM2:
Class M1, 5.8225% 1/25/34 (e)	1,498,100	1,498,069
Class M2, 6.4225% 1/25/34 (e)	600,000	599,987
Class M3, 6.6225% 1/25/34 (e)	600,000	599,988
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.7269% 1/20/35 (e)	761,950	763,638
Class M2, 5.7569% 1/20/35 (e)	573,011	575,037
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	1,988,251
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	739,866
Class B, 5.29% 11/15/12	315,000	312,110
Class C, 5.34% 11/15/12	405,000	401,477
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367% 4/6/46 (a)(e)	1,695,000	1,695,000
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.8525% 6/25/34 (e)	525,000	525,991
Class M2, 6.4025% 6/25/34 (e)	160,000	161,379
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8225% 7/25/34 (e)	925,000	927,038
Class M2, 5.8725% 7/25/34 (e)	150,000	150,371
Class M3, 6.2725% 7/25/34 (e)	350,000	352,222
Class M4, 6.4225% 7/25/34 (e)	225,000	226,559
Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class M1, 5.8725% 12/25/33 (e)	985,000	991,322

	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.3725% 11/25/32 (e)	$ 1,038,917	$ 1,043,371
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	371,350
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	450,000	444,915
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.8425% 1/25/35 (e)	1,700,000	1,709,510
Class M4, 6.1525% 1/25/35 (e)	3,650,000	3,679,821
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,521,444
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8525% 3/25/35 (e)	1,675,000	1,678,087
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9225% 11/25/34 (e)	685,000	688,948
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.6825% 2/25/34 (e)	239,140	239,135
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,153,353
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,230,000	2,210,457
TOTAL ASSET-BACKED SECURITIES (Cost $96,816,080)		96,079,136
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6525% 5/25/35 (e)	1,327,665	1,323,789
Series 2005-2 Class 6A2, 5.6025% 6/25/35 (e)	557,376	558,126
Series 2005-3 Class 8A2, 5.5625% 7/25/35 (e)	1,135,319	1,137,417
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6126% 6/25/35 (e)	2,680,000	2,562,436
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6025% 1/25/35 (e)	2,511,071	2,515,526
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6925% 4/25/34 (e)	365,284	365,588
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 5.6925% 6/25/34 (e)	$ 163,541	$ 163,689
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (a)(e)	2,200,000	2,199,054
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.7825% 4/25/35 (e)	897,878	899,822
Class M2, 5.8225% 4/25/35 (e)	1,550,336	1,553,257
Series 2005-2 Class 1A2, 5.6325% 4/25/35 (e)	816,047	818,087
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9605% 11/25/35 (e)	760,000	737,266
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.4713% 9/26/45 (a)(e)	2,961,470	2,964,709
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	506,296	493,164
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.2138% 2/25/30 (e)	2,188,697	2,188,133
Series 2005-B Class A2, 5.5475% 7/25/30 (e)	2,246,429	2,244,968
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.6125% 7/25/35 (e)	1,908,173	1,910,260
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	393,646	395,991
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.62% 6/10/35 (a)(e)	1,168,870	1,190,370
Class B4, 6.82% 6/10/35 (a)(e)	1,045,831	1,066,702
Class B5, 7.42% 6/10/35 (a)(e)	714,572	731,521
Class B6, 7.92% 6/10/35 (a)(e)	421,172	427,849
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (e)	1,655,708	1,654,750
Series 2005-2 Class A2, 5.19% 3/20/35 (e)	1,989,147	1,985,911
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6325% 7/25/35 (e)	3,676,679	3,692,516
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5925% 10/25/35 (e)	3,832,906	3,823,643

	Principal Amount	Value (Note 1)
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1895% 10/20/35 (e)	$ 605,000	$ 590,043
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5125% 10/25/45 (e)	2,013,586	2,013,371
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (e)	4,837,903	4,709,435
Series 2005-AR12 Class 2A6, 4.3196% 7/25/35 (e)	5,154,889	4,996,770
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (e)	4,137,931	4,009,220
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (e)	2,129,879	2,091,116
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (e)	6,240,000	6,130,769
TOTAL PRIVATE SPONSOR		64,145,268
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,441,451
Series 1999-57 Class PH, 6.5% 12/25/29	2,700,000	2,718,763
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5725% 10/25/35 (e)	3,035,817	3,022,256
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,750,302
Class KD, 4.5% 7/25/18	2,625,000	2,457,971
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	272,409	259,263
Series 2004-86 Class KC, 4.5% 5/25/19	1,225,527	1,171,045
Series 2004-91 Class AH, 4.5% 5/25/29	2,545,536	2,452,412
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,883,252
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,166,177
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,347,281
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,886,826
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2885 Class PC, 4.5% 3/15/18	$ 2,560,000	$ 2,450,708
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,785,701
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,377,103
Series 3102 Class OH, 1/15/36 (h)	1,940,000	1,389,525
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,179,537	1,814,801
TOTAL U.S. GOVERNMENT AGENCY		62,374,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,293,866)		126,520,105
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	4,550	4,586
Series 1997-D5:
Class A2, 6.8207% 2/14/43 (e)	1,435,000	1,505,504
Class A3, 6.8707% 2/14/43 (e)	1,545,000	1,577,107
Banc of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class E, 5.7638% 7/14/20 (a)(e)	835,000	838,523
Class F, 5.9338% 7/14/20 (a)(e)	505,000	507,225
Class G, 6.0638% 7/14/20 (a)(e)	250,000	251,100
Class H, 6.2838% 7/14/20 (a)(e)	335,000	336,340
Series 2005-MIB1:
Class C, 5.5088% 3/15/22 (a)(e)	390,000	391,134
Class D, 5.5588% 3/15/22 (a)(e)	395,000	396,175
Class F, 5.6688% 3/15/22 (a)(e)	385,000	385,561
Class G, 5.7288% 3/15/22 (a)(e)	250,000	249,952
Series 2006-ESH:
Class A, 6.0588% 7/14/11 (a)(e)	1,277,778	1,273,112
Class B, 6.1588% 7/14/11 (a)(e)	587,321	585,178

	Principal Amount	Value (Note 1)
Class C, 6.3088% 7/14/11 (a)(e)	$ 1,276,209	$ 1,271,560
Class D, 6.9388% 7/14/11 (a)(e)	783,603	781,233
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6825% 4/25/34 (a)(e)	663,613	664,442
Class B, 7.2225% 4/25/34 (a)(e)	66,361	66,983
Class M1, 5.8825% 4/25/34 (a)(e)	66,361	66,610
Class M2, 6.5225% 4/25/34 (a)(e)	66,361	67,025
Series 2004-3:
Class A1, 5.6925% 1/25/35 (a)(e)	2,487,091	2,493,309
Class A2, 5.7425% 1/25/35 (a)(e)	331,612	332,234
Class M1, 5.8225% 1/25/35 (a)(e)	414,515	416,588
Class M2, 6.3225% 1/25/35 (a)(e)	248,709	251,585
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(e)	1,345,000	1,378,606
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,223,677
COMM:
floater Series 2002-FL7 Class D, 5.7688% 11/15/14 (a)(e)	248,000	248,222
Series 2004-LBN2 Class X2, 1.0021% 3/10/39 (a)(e)(g)	6,781,658	204,702
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.4488% 11/15/17 (a)(e)	830,280	830,279
Class E, 5.5888% 11/15/17 (a)(e)	376,068	376,112
Class F, 5.6488% 11/15/17 (a)(e)	341,880	341,920
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,004,109	2,021,547
Series 1999-C1 Class A2, 7.29% 9/15/41	5,237,833	5,423,284
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,687,032
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,103,919
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2004-C1:
Class A4, 4.75% 1/15/37	$ 3,035,000	$ 2,822,104
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,954,991
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,124,080
Class D, 7.17% 5/17/40	595,000	625,225
Series 2001-CKN5 Class AX, 0.8981% 9/15/34 (a)(e)(g)	28,641,933	1,610,679
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	257,747
Series 2004-C1 Class ASP, 0.8788% 1/15/37 (a)(e)(g)	32,628,363	973,738
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	5,077,887
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500,000	3,714,569
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,339,115	3,332,246
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,102,367
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A3, 6.1101% 7/10/38 (b)	3,460,000	3,482,170
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,249,420
Series 1998-GLII Class E, 6.9706% 4/13/31 (e)	1,615,000	1,647,783
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	2,990,000	2,960,183
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,970,000	4,177,494
JP Morgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	5,840,000	5,809,457
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,328,816
Series 2001-C3 Class A1, 6.058% 6/15/20	2,475,208	2,494,420
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,868,866
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,464,238

	Principal Amount	Value (Note 1)
Class C, 4.13% 11/20/37 (a)	$ 3,760,000	$ 3,269,038
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	203,944
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,118,374
Series 2005-IQ9 Class X2, 1.0693% 7/15/56 (a)(e)(g)	27,769,981	1,169,633
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,130,000	2,576,427
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,280,430
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,316,245
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,589,342
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	766,945
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,475,925
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,346,172	1,287,098
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,821,746)		123,684,247
Foreign Government and Government Agency Obligations - 0.8%

Israeli State 4.625% 6/15/13	985,000	908,037
United Mexican States:
5.875% 1/15/14	3,850,000	3,734,500
6.75% 9/27/34	3,535,000	3,411,275
7.5% 4/8/33	11,212,000	11,912,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,357,264)		19,966,562
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,804,353
Fixed-Income Central Funds - 7.8%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $208,122,749)	2,092,948	208,164,608
Preferred Securities - 0.1%
	Principal Amount	Value (Note 1)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $3,520,000)	$ 3,520,000	$ 3,459,507
Cash Equivalents - 3.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06 (Cost $103,213,000)	$ 103,258,576	103,213,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,773,110,947)	2,708,088,835
NET OTHER ASSETS - (2.1)%	(54,481,197)
NET ASSETS - 100%	$ 2,653,607,638
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 1,075,000	$ 5,551
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	775,000	15,103

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 465,000	$ 10,576
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	465,000	9,962
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	11,190
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	2,581
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ 2,420
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	2,907
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	5,382

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 465,000	$ 4,655
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	2,966,000	8,003
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	923,143	1,531
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	64,775	311
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 770,000	$ 3,477
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	16,101
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	5,879
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,830,000	3,339

	Expiration Date	Notional Amount	Value

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 5,928
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	2,420,000	11,035
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	3,675,000	16,758
Receive quarterly notional amount multiplied by .40% and pay Goldman Sachs, upon each default even of one of the issues of Dow Jones CDX N.A Investment Grade 6 Index, par value of the proportional notional amount (d)	June 2011	1,000,000	(210)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (d)

	June 2011	$ 1,000,000	$ 1,960
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	7,588
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	1,885,000	377
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of Russian Federation 5% 3/31/30	June 2008	3,395,000	340

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ (30,416)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(14,577)
TOTAL CREDIT DEFAULT SWAPS		38,703,918	107,751
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,932,840)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(471,226)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(725,582)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(384,556)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,500,000	$ (47,340)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	50,000,000	(459,500)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	32,000,000	(551,360)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	(3,928)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(27,400)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	(781,725)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	(187,800)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 32,000,000	$ (378,560)
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	(1,357,650)
TOTAL INTEREST RATE SWAPS		380,300,000	(7,309,467)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	12,500,000	(27,670)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	15,000,000	(16,561)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	23,200,000	(182,977)
TOTAL TOTAL RETURN SWAPS		50,700,000	(227,208)
		$ 469,703,918	$ (7,428,924)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $136,079,242 or 5.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,998,827.
(d) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from the investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 96,726

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 208,122,749	$ -	$ 208,164,608	2.9%

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $103,213,000) - See accompanying schedule: Unaffiliated issuers (cost $2,564,988,198)	$ 2,499,924,227
Fidelity Central Funds (cost $208,122,749)	208,164,608
Total Investments (cost $2,773,110,947)		$ 2,708,088,835
Cash		91,152
Receivable for investments sold		2,964,534
Receivable for swap agreements		28,200
Interest receivable		18,573,756
Total assets		2,729,746,477

Liabilities
Payable for investments purchased Regular delivery	$ 1,416,433
Delayed delivery	64,804,191
Distributions payable	2,488,624
Swap agreements, at value	7,428,924
Other payables and accrued expenses	667
Total liabilities		76,138,839

Net Assets		$ 2,653,607,638
Net Assets consist of:
Paid in capital		$ 2,725,815,402
Undistributed net investment income		247,342
Accumulated undistributed net realized gain (loss) on investments		(3,425)
Net unrealized appreciation (depreciation) on investments		(72,451,681)
Net Assets, for 26,382,098 shares outstanding		$ 2,653,607,638
Net Asset Value, offering price and redemption price per share ($2,653,607,638 ÷ 26,382,098 shares)		$ 100.58

Statement of Operations

	For the period June 23, 2006 (commencement of operations) to June 30, 2006 (Unaudited)

Investment Income
Interest		$ 2,639,905
Income from Fidelity Central Funds		96,726
Total income		2,736,631

Expenses
Custodian fees and expenses		667
Net investment income		2,735,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$ (31,622)
Swap agreements	28,197
Total net realized gain (loss)		(3,425)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,247,680
Swap agreements	1,698,645
Total change in net unrealized appreciation (depreciation)		14,946,325
Net gain (loss)		14,942,900
Net increase (decrease) in net assets resulting from operations		$ 17,678,864

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 23, 2006 (commencement of operations) to June 30, 2006 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,735,964
Net realized gain (loss)	(3,425)
Change in net unrealized appreciation (depreciation)	14,946,325
Net increase (decrease) in net assets resulting from operations	17,678,864
Distributions to shareholders from net investment income	(2,488,622)
Affiliated share transactions Proceeds from sales of shares	270,789,917
Contributions in kind	2,367,627,479
Net increase (decrease) in net assets resulting from share transactions	2,638,417,396
Total increase (decrease) in net assets	2,653,607,638

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $247,342)	$ 2,653,607,638
Other Information Shares
Sold	2,705,823
Issued for in-kind contributions	23,676,275
Net increase (decrease)	26,382,098

Financial Highlights

Period ended June 30, 2006 (Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income B	.106
Net realized and unrealized gain (loss)	.574
Total from investment operations	.680
Distributions from net investment income	(.100)
Net asset value, end of period	$ 100.58
Total Return A	.68%
Ratios to Average Net Assets C, F
Expenses before reductions	.00003%
Expenses net of fee waivers, if any	.00003%
Expenses net of all reductions	.00003%
Net investment income	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,653,608
Portfolio turnover rate D	0%

A Total returns for periods of less than one year are not annualized.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the Fidelity Central Fund are not included in the Fund's annualized expense ratios. The Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Fund. Expenses of the Fidelity Central Fund as of its most recent fiscal year end were approximately .0044%.

D Amount does not include the portfolio activity of the Fidelity Central Fund.

E For the period June 23, 2006 (commencement of operations) to June 30, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity VIP Investment Grade Central Investment Portfolio (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Fund is referred to as a Fidelity Central Fund and it may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in other Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets & Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,572,714
Unrealized depreciation	(71,292,885)
Net unrealized appreciation (depreciation)	$ (62,720,171)
Cost for federal income tax purposes	$ 2,770,809,006

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Not Part of Financial Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Not Part of Financial Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $212,658,889 and $2,348,720, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Investments in Fidelity Central Funds. The Fund may invest in other Fidelity Central Funds managed by FIMM, including the Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

A complete unaudited list of holdings for the Ultra-Short Central Fund, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Ultra-Short Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Share Transactions. On June 23, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $2,367,627,479 (which included $87,398,006 of unrealized depreciation) in exchange for 23,676,275 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	29.5%
VIP Asset Manager: Growth Portfolio	1.6%
VIP Balanced Portfolio	4.0%
VIP Investment Grade Bond Portfolio	64.9%

Not Part of Financial Report

Not Part of Financial Report

Not Part of Financial Report

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0806
1.705629.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Investment Grade Bond Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Investment Grade Bond Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006